Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and UncertaintiesThe Plan provides for various investment options in several investment securities and instruments. Investment securities are exposed to various risks, such as interest, market, liquidity, and credit risk. Due to the level of risks associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in values in the near term could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.